Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Details) - Recurring Basis [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 499,000
Money Market [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	176,000	$ 5,448,990	$ 17,573,584
Treasury Bills and Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	323,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	499,000
Level 1 [Member] | Money Market [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	176,000	$ 5,448,990	$ 17,573,584
Level 1 [Member] | Treasury Bills and Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 323,000